Employee Benefits - Defined Benefit Pension Plans - Amounts Recognized in Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 426,268	¥ 297,860
Fair value of plan assets	303,816	251,628
Net defined benefit liabilities (assets)	122,452	46,232
Consolidated statement of financial position
Net defined benefit liabilities	156,896	87,611
Net defined benefit assets	34,444	41,379
Net defined benefit liabilities (assets)	122,452	46,232
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	198,293	198,686
Fair value of plan assets	223,191	230,421
Net defined benefit liabilities (assets)	(24,898)	(31,735)
Consolidated statement of financial position
Net defined benefit liabilities	9,461	9,604
Net defined benefit assets	34,359	41,339
Net defined benefit liabilities (assets)	(24,898)	(31,735)
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	227,975	99,174
Fair value of plan assets	80,625	21,207
Net defined benefit liabilities (assets)	147,350	77,967
Consolidated statement of financial position
Net defined benefit liabilities	147,435	78,007
Net defined benefit assets	85	40
Net defined benefit liabilities (assets)	¥ 147,350	¥ 77,967